ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	March 31, 2023	June 30, 2022
Accounts and other payables	$458,410	$715,902
Accruals	385,724	909,187
Deferred consideration*	399,250	—
Other	355,447	—
Total	$1,598,831	$1,625,089

*	The deferred consideration relates to:
Accounts payable and accrued expenses consist of the following:
	June 30, 2022	June 30, 2021
Accounts and other payables	$715,902	$1,355,894
Accruals	909,187	112,074
Total	$1,625,089	$1,467,968